Advances for Vessels under Construction and Acquisitions	12 Months Ended
Dec. 31, 2014
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances for Vessels under Construction and Acquisitions
8.      Advances for Vessels under Construction and Acquisitions:
On August 23, 2013, the Company signed an agreement with the Zijinshan shipyard, for the construction of a 3,600 dwt non self-propelled tanker barge (hull number B003). The construction price of the contract is $3,950 and is payable with the progress of the construction.
As of December 31, 2014, the account, advances for vessels under construction and acquisitions, is analyzed as follows:

			December 31, 2014
Vessel Name	Year of Expected Delivery	Contract Amount	Contract Payments	Capitalized Costs	Total
Zijishan B003	2015	$3,931	3,931	1,535	$5,466
	Total	$3,931	3,931	1,535	$5,466

Interest on the advances paid by the Company in respect of these contracts is computed at the weighted average borrowing cost of the Company, for the duration of the construction period, and capitalized on advances for vessels under construction on the accompanying balance sheets.  Total interest capitalized for the years ended December 31, 2012, 2013 and 2014 was $58, $5 and $76 respectively (Note 21).
As of December 31, 2014, the Company had no remaining obligations under the construction contract.
During the years ended December 31, 2013 and 2014, the movement of the account, advances for vessels under construction and acquisitions, was as follows:

	Year Ended December 31,
	2013	2014
Balance at beginning of year	$-	$1,585
Advances for vessels under construction and related costs	1,585	2,350
Advances for second hand vessels	-	7,587
Other costs capitalized	-	1,730
Vessels delivered	-	(7,786)
Balance at end of year	$1,585	$5,466